COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 13, 2018	Mar. 10, 2017	Dec. 10, 2015	Sep. 01, 2015	Jul. 28, 2016	Mar. 21, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 08, 2017	Mar. 09, 2016	Mar. 07, 2016	Nov. 20, 2015	Oct. 19, 2015
Rent expense								$ 41,533	$ 40,736
Failure to pay for legal services												$ 59,174
Compensation								0	0
Settlement agreement to pay the plaintiff		$ 65,000
Accruals									65,000
Description of settlement agreement						The remaining balance of $60,000 shall be paid in twelve (12) monthly payments of $5,000 each through April 1, 2018.
Settlements payable, short term						$ 250,000				$ 190,000
Accounts payable						195,845	$ 0	15,000	250,000
Notes payable						$ 54,155	246,337		172,748
Employment Agreements [Member] | Brady Granier [Member]
Compensation	$ 175,000
Monthly car allowance and reimbursements for health and medical insurance	$ 500
Stock option period	10 years
Stock options to purchase common shares	7,500,000
Exercise price	$ 0.14
Employment Agreements [Member] | Mr. Tom Welch [Member]
Compensation	$ 150,000
Monthly car allowance and reimbursements for health and medical insurance	$ 500
Stock option period	10 years
Stock options to purchase common shares	7,500,000
Exercise price	$ 0.14
Employment Agreements [Member] | Ms. Lourdes Felix [Member]
Compensation	$ 175,000
Monthly car allowance and reimbursements for health and medical insurance	$ 500
Stock option period	10 years
Stock options to purchase common shares	7,500,000
Exercise price	$ 0.14
Alpine Creek Capital Partners LLC [Member]
Total royalty payable			$ 405,000
Deposit amount													$ 55,000
Cancellation of secured promissory note														$ 55,000
Payables to the Company			295,000
Payables to Alpine Creek			$ 1,215,000
Payable commitment description

In the event that the Company has not paid Alpine Creek $1,215,000 within 24 months of the Effective Date, then the Company shall continue to pay Alpine Creek fifty percent (50%) for each Treatment following the Effective Date until the Company has paid Alpine Creek an aggregate of $1,620,000, with the exception of treatments conducted in certain territories

Payable per treatment sold			$ 100
Employment and consulting agreements [Member]
Compensation				$ 75,000
Chief Executive Officer [Member]
Unpaid compensation, bonuses and previous loans in aggregate											$ 316,000
Therakine, Ltd. [Member]
License cost					$ 2,750,000
Aggregate purchase price					$ 250,000		$ 250,000	250,000	250,000
Escrow deposit								$ 75,000	$ 75,000